Cash and cash equivalents (Details 1) (Detail) - BRL (R$) R$ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Short-term bank deposits	R$ 98,637	R$ 405,227
Short-term investments	156,130	2,357,823
Total	R$ 254,767	R$ 2,763,050	R$ 2,913,482	R$ 66,767